Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Debt component of AFUDC	$ 31	$ 38
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, composite depreciation rate	2.50%	2.60%
Property, plant and equipment, generation remaining useful life	24 years	28 years
Property, plant and equipment, other remaining useful life	15 years	14 years
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution remaining useful life	33 years	33 years
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution remaining useful life	35 years	34 years
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission remaining useful life	42 years	41 years
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission remaining useful life	41 years	34 years
Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	0.90%	0.90%
Property, plant and equipment, generation useful life	5 years	5 years
Property, plant and equipment, other useful life	3 years	3 years
Minimum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	5 years	5 years
Minimum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	14 years	14 years
Minimum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	20 years	20 years
Minimum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	5 years	5 years
Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	34.60%	34.60%
Property, plant and equipment, generation useful life	85 years	85 years
Property, plant and equipment, other useful life	70 years	70 years
Maximum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	80 years	80 years
Maximum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	95 years	95 years
Maximum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	90 years	80 years
Maximum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	85 years	80 years